Annual Total Returns - Fidelity New Markets Income Fund [BarChart] - 12.31 Fidelity New Markets Income Fund PRO-11 - Fidelity New Markets Income Fund - Fidelity New Markets Income Fund	Mar. 01, 2022
Bar Chart Table:
Annual Return 2012	20.02%
Annual Return 2013	(6.41%)
Annual Return 2014	4.32%
Annual Return 2015	0.24%
Annual Return 2016	14.70%
Annual Return 2017	10.14%
Annual Return 2018	(7.78%)
Annual Return 2019	10.89%
Annual Return 2020	4.60%
Annual Return 2021	(1.84%)